Cost of goods sold and services rendered (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Cost of goods sold and services rendered
As of December 31, 2021:

	2021
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finish goods at the beginning of 2021 (Note 19)	30,267	5,970	6,489	—	34,315	77,041
Cost of production of manufactured products (Note 6)	59,590	124,304	158,083	—	415,408	757,385
Purchases	26,880	569	—	—	4,860	32,309
Agricultural produce	224,788	—	16,468	3,111	10,944	255,311
Transfer to raw material	(73,068)	(7,240)	—	—	—	(80,308)
Direct agricultural selling expenses	22,642	—	—	—	—	22,642
Tax recoveries (i)	—	—	—	—	(19,423)	(19,423)
Changes in net realizable value of agricultural produce after harvest	(11,384)	—	—	—	(1,495)	(12,879)
(-) Ethanol production costs recovery	—	—	—	—	(3,669)	(3,669)
Loss of idle productive capacity	—	—	—	—	14,270	14,270
Finished goods at the end of December 31, 2021 (Note 19)	(37,225)	(5,015)	(15,157)	—	(80,857)	(138,254)
Exchange differences	(29,259)	(6,543)	(7,806)	—	(5,852)	(49,460)
Cost of goods sold and services rendered, and direct agricultural selling expenses	213,231	112,045	158,077	3,111	368,501	854,965

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.

As of December 31, 2020:

	2020
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of 2020	17,830	5,805	4,779	—	36,864	65,278
Cost of production of manufactured products (Note 6)	44,074	79,507	102,933	—	285,627	512,141
Purchases	3,648	—	—	—	6,088	9,736
Agricultural produce	137,204	—	15,546	1,962	—	154,712
Transfer to raw material	(46,192)	(4,256)	—	—	—	(50,448)
Direct agricultural selling expenses	16,467	—	—	—	—	16,467
Tax recoveries (i)	—	—	—	—	(21,765)	(21,765)
Changes in net realizable value of agricultural produce after harvest	7,007	—	(2)	—	—	7,005
Finished goods at the end of December 31, 2020 (Note 19)	(30,267)	(5,970)	(6,489)	—	(34,315)	(77,041)
Exchange differences	(521)	(1,256)	(760)	—	(1,602)	(4,139)
Cost of goods sold and services rendered, and direct agricultural selling expenses	149,250	73,830	116,007	1,962	270,897	611,946
(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.

As of December 31, 2019:

	2019
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of 2019	29,144	9,507	1,170	—	39,937	79,758
Cost of production of manufactured products (Note 6)	33,952	66,386	68,851	—	354,964	524,153
Purchases	21,715	3,095	—	—	44,577	69,387
Agricultural produce	108,732	—	12,146	3,452	—	124,330
Transfer to raw material	(35,757)	—	—	—	—	(35,757)
Direct agricultural selling expenses	15,752	—	—	—	—	15,752
Tax recoveries (i)	—	—	—	—	(32,995)	(32,995)
Changes in net realizable value of agricultural produce after harvest	1,825	—	—	—	—	1,825
Finished goods at the end of December 31, 2019	(17,830)	(5,805)	(4,779)	—	(36,864)	(65,278)
Exchange differences	(1,023)	768	(694)	—	(9,053)	(10,002)
Cost of goods sold and services rendered, and direct agricultural selling expenses	156,510	73,951	76,694	3,452	360,566	671,173

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.